Financial results (Tables)	12 Months Ended
Dec. 31, 2023
Financial results
Schedule of Financial Results

Amounts in US$ '000	2023	2022	2021
Financial expenses
Interest and amortization of debt issue costs	(30,839)	(36,360)	(44,713)
Borrowings cancellation costs	—	(5,141)	(6,308)
Bank charges and other financial results	(8,520)	(9,546)	(8,012)
Unwinding of long-term liabilities	(6,456)	(6,026)	(5,079)
	(45,815)	(57,073)	(64,112)
Financial income
Interest received	6,237	3,180	1,652
	6,237	3,180	1,652
Foreign exchange gains and losses
Foreign exchange (loss) gain, net	(19,729)	19,725	5,049
Realized result on currency risk management contracts	2,909	—	—
	(16,820)	19,725	5,049
Total Financial results	(56,398)	(34,168)	(57,411)